Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (22,556)	$ (3,178)	¥ (322,496)	¥ (2,162,837)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	16,534	2,329	42,621	71,697
Amortization of intangible assets	1,437	202	3,946	10,154
Loss on disposal of property, equipment and other long-lived assets	14,270	2,010	4,065	113,411
Gain from termination of right-of-use assets	(30,427)	(4,286)	(27,347)	(94,022)
Loss on disposal of intangible assets	95	13
Loss on disposal of creditor’s right of long-term prepaid expense	46,866	6,601
Impairment of long-lived assets and long-term prepaid expenses	29,109	4,100	111,308	114,485
Impairment of long-term investment	25,603	3,606		1,371
Impairment of Goodwill			43,011	1,504,525
Loss/(Gain) on disposal of subsidiaries	(112,792)	(15,886)	(23,009)	14,978
Gain on dissolution of subsidiaries	(16,932)	(2,385)
Gain on disposal of long-term investments	(6,370)	(897)
Amortization of right-of-use assets	62,692	8,830	140,123	113,306
Change in fair value of warrant liabilities	(9,099)	(1,282)	(9,062)	(6,837)
Change in fair value of put option liabilities	(373)	(53)	(706)
Share-based compensation	25,722	3,623	14,721	249,317
Bad debt expense	28,023	3,947	10,212	12,587
Loss/(Gain) from equity method investment	(795)	(112)		27
Deferred income tax benefit	(19)	(3)	(343)	(1,445)
Accrued interest expense/(income) on convertible bond	(1,395)	(195)	15,916
Other (income)/expense, net	1,174	166		(6,253)
Changes in operating assets and liabilities:
Accounts receivable	94,870	13,363	(80,467)	(10,102)
Prepaid expenses and other current assets	(17,587)	(2,476)	(49,064)	40,636
Amount due from related parties	(28,965)	(4,080)	33,415	(30,412)
Long-term prepaid expenses	25,269	3,559		(30,091)
Rental deposit, non-current	4,409	621	9,590	24,950
Accounts payable	(21,389)	(3,013)	(16,317)	6,166
Note payable				(12,105)
Accrued expenses and other current liabilities	(23,379)	(3,293)	43,457	47,524
Deferred workspace membership fee	(3,216)	(453)	(27,592)	(909)
Contract liabilities	(5,247)	(739)	(11,739)	8,824
Income tax payable	6,193	872	890	3,070
Deferred subsidy income	(2,163)	(305)	(2,239)	(1,454)
Amount due to related parties	(25,306)	(3,564)	18,370	(35,525)
Lease liabilities	(38,377)	(5,405)	(85,993)	(149,445)
Refundable deposits from members, non-current	1,117	157	(11,168)	5,289
Net cash (used in)/provided by operating activities	16,996	2,394	(175,897)	(199,120)
Cash Flows from investing activities
Redemption of term deposits				47,710
Purchase of short-term investments	(103,555)	(14,585)	(215,390)	(365,868)
Redemption of short-term investments	94,148	13,260	234,093	345,345
Purchase of property and equipment	(13,548)	(1,908)	(20,271)	(42,762)
Proceeds from disposal of property and equipment	85	12	6,977	124
Purchase of intangible asset				(1,200)
Loan provided to third parties				(8,036)
Loan collected from third parties			5,000
Payment for long-term investment				(15,121)
Proceeds from disposal of long-term investments	6,370	897
Proceeds from settlement of non-current assets	35,000	4,930
Cash deduction due to disposal of subsidiaries	(1,793)	(253)	(1,031)	(1,625)
Cash received for business acquisitions, net of cash paid				1,186
Proceeds from disposal of subsidiaries				205
Investment of cash in Trust Account				(19,041)
Collection of cash in Trust Account			19,271
Net cash (used in)/provided by investing activities	16,707	2,353	28,649	(59,083)
Cash flows from financing activities
Capital reduction in a subsidiary				(100)
Capital contribution from noncontrolling shareholders			895	165
Acquisition of noncontrolling interests				(700)
Loan repaid to related parties	(12,000)	(1,690)		(10,750)
Loan received from related parties			12,000	2,761
Loan received from third parties	4,862	685	21,930	50,990
Loan repaid to third parties	(18,169)	(2,559)	(67,428)	(75,031)
Redemption of convertible bond	(5,482)	(772)
Cash received from issuing convertible bond			17,684
Underwritten public offering financing, net of listing fee				111,559
Net cash provided by/(used in) financing activities	(30,789)	(4,336)	(14,919)	78,894
Effects of exchange rate changes	(886)	(125)	(1,083)	(4,986)
Net (decrease)/increase in cash, cash equivalents and restricted cash	2,028	286	(163,250)	(184,295)
Cash, cash equivalents and restricted cash – beginning of the period	53,245	7,499	216,495	400,790
Cash, cash equivalents and restricted cash – end of the period	55,273	7,785	53,245	216,495
Supplemental disclosure of cash flow information:
Interest paid	4,170	587	9,378	11,173
Income taxes paid	58	8	698	2,854
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	2,511	354	106,178	123,998
Payable for investments and acquisitions			5,006	10,556
Right-of-use assets obtained in exchange for new operating lease liabilities	12,980	1,828	42,215	150,486
ROU assets disposed as reduction of operating lease liabilities due to lease termination	140,507	19,790	290,316	192,570
Disposal of property to related party as settlement of payable			24,150
Conversion of convertible bond’s principal	15,199	2,141	1,940
Disposal of properties and prepaid expenses and other current assets in exchange for long-term investments	48,300	$ 6,803
Cash and cash equivalents	54,288		53,245	165,792
Restricted cash, current	985			50,703
Total cash, cash equivalents and restricted cash	¥ 55,273		¥ 53,245	¥ 216,495